Securities - Amortized Cost and Fair Value of Securities Available for Sale Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Maturing within one year	$ 5,471
Maturing after one year but within five years	153,786
Maturing after five years but within ten years	67,713
Maturing after ten years	204,785
Securities available-for-sale, amortized cost	431,755
Total securities available-for-sale, amortized cost	744,050	$ 866,363
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	5,382
Maturing after one year but within five years	141,420
Maturing after five years but within ten years	59,667
Maturing after ten years	179,967
Total securities available-for-sale, fair value	386,436
Total securities available-for-sale, fair value	679,350	779,347
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	90,195
Total securities available-for-sale, amortized cost	90,195	100,700
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	81,217
Total securities available-for-sale, fair value	81,217	90,458
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	13,706
Total securities available-for-sale, amortized cost	13,706	15,047
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	12,297
Total securities available-for-sale, fair value	12,297	13,453
Private label mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	93,527
Total securities available-for-sale, amortized cost	93,527	102,196
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	86,469
Total securities available-for-sale, fair value	86,469	93,845
Other asset backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	114,867
Total securities available-for-sale, amortized cost	114,867	200,755
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	112,931
Total securities available-for-sale, fair value	$ 112,931	$ 194,725